Notes Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Notes Receivables [Abstract]
Schedule of Notes Receivable	Notes receivable consisted of the following bank acceptance notes:
	June 30,	December 31,
	2024	2023
Due in the first quarter of 2024	$-	$70,830
Due in the second quarter of 2024	-	165,824
Due in the third quarter of 2024	461,314	-
Due in the fourth quarter of 2024	1,421,589
Total	$1,882,903	$236,654